Property, plant and equipment - Schedule of reconciliation of property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	€ 138,883	€ 136,198
Additions	2,232	14,421
Depreciation charge	(16,927)	(14,705)
Impairment charge/reversal	1,258	322
Disposals	(2,711)	(932)
Exchange rate differences	(3,262)	3,579
Property, plant and equipment, ending balance	119,474	138,883
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	234,051
Property, plant and equipment, ending balance	229,365	234,051
Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(95,167)
Property, plant and equipment, ending balance	(109,891)	(95,167)
Land, buildings and leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	104,678	99,100
Additions	1,897	10,356
Depreciation charge	(9,736)	(7,828)
Impairment charge/reversal	1,904	0
Disposals	(2,077)	(102)
Exchange rate differences	(3,296)	3,151
Property, plant and equipment, ending balance	93,369	104,678
Land, buildings and leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	151,034
Property, plant and equipment, ending balance	147,409	151,034
Land, buildings and leasehold improvements | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(46,357)
Property, plant and equipment, ending balance	(54,040)	(46,357)
Manufacturing and laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	29,056	31,761
Additions	2,489	3,720
Depreciation charge	(6,548)	(6,248)
Impairment charge/reversal	(629)	322
Disposals	(611)	(800)
Exchange rate differences	22	302
Property, plant and equipment, ending balance	23,778	29,056
Manufacturing and laboratory equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	74,445
Property, plant and equipment, ending balance	75,889	74,445
Manufacturing and laboratory equipment | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(45,389)
Property, plant and equipment, ending balance	(52,111)	(45,389)
Computer hardware
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,155	1,053
Additions	317	569
Depreciation charge	(477)	(467)
Impairment charge/reversal	0	0
Disposals	(19)	(20)
Exchange rate differences	(10)	20
Property, plant and equipment, ending balance	966	1,155
Computer hardware | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	3,542
Property, plant and equipment, ending balance	3,570	3,542
Computer hardware | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(2,386)
Property, plant and equipment, ending balance	(2,604)	(2,386)
Furniture, fittings and other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	477	560
Additions	56	68
Depreciation charge	(166)	(161)
Impairment charge/reversal	(16)	0
Disposals	(4)	(11)
Exchange rate differences	(19)	21
Property, plant and equipment, ending balance	328	477
Furniture, fittings and other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,512
Property, plant and equipment, ending balance	1,465	1,512
Furniture, fittings and other | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(1,035)
Property, plant and equipment, ending balance	(1,137)	(1,035)
Assets in the course of construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	3,518	3,724
Additions	(2,526)	(292)
Depreciation charge	0	0
Impairment charge/reversal	0	0
Disposals	0	0
Exchange rate differences	41	86
Property, plant and equipment, ending balance	1,032	3,518
Assets in the course of construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	3,518
Property, plant and equipment, ending balance	1,032	3,518
Assets in the course of construction | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	€ 0	€ 0